Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

Debt Financing

A summary of the Company's long term debt as of March 31, 2013 is as follows (dollars in thousands):

	Balance	Interest Rate	Maturity
Fixed Rate Debt

Lender
Great Western Bank	6,957	4.95%	6/2014
GE Capital	18,916	7.17%	12/2014
GE Capital	4,410	7.69%	12/2014
Citigroup Global Markets Realty Corp	12,570	5.97%	11/2015
Great Western Bank	13,959	5.00%	6/2015
Elkhorn Valley Bank	2,886	6.25%	6/2016
First State Bank	1,625	5.50%	9/2016
GE Capital	12,150	7.17%	2/2017
Cantor	6,116	4.25%	11/2017
Morgan Stanley	30,380	5.83%	12/2017
Wachovia Bank	7,699	7.38%	3/2020

Total Fixed Rate Debt	$117,668

Variable Rate Debt

Lender
GE Capital	11,487	3.79%	2/2018
GE Capital	2,208	4.35%	2/2018

Total Variable Rate Debt	$13,695

Subtotal debt	131,363

Less: debt associated with hotel properties held for sale	39,977

Total Long-Term Debt	$91,386

On January 10, 2013, the Company obtained a $2.4 million loan from First State Bank in Fremont, Nebraska. The loan was secured by four hotels, one of which was subsequently sold, bears interest at 5.5%, and matures on September 1, 2016. Proceeds of the loan were used for general corporate purposes.

On February 13, 2013, the Company sold a Guesthouse Inn in Ellenton, Florida (63 rooms) for $1.26 million, and a Days Inn in Fredericksburg, Virginia (North) (120 rooms) for $2.05 million. Proceeds from the sales of the two properties were used to pay off the associated debt, while the remaining proceeds were used for general corporate purposes.

On February 21, 2013, the rate on the $2.9 million balance owed to Elkhorn Valley Bank was lowered from 6.25% to 5.50%.

On March 26, 2013, the Company amended its credit facilities with Great Western Bank to (a) extend the maturity date of the revolving credit facility from June 30, 2013 to June 30, 2014 and decrease the interest rate from 5.95% to 4.95% and (b) extend the maturity date of the term loans from June 30, 2013 to June 30, 2015 and decrease the interest rate from 6.00% to 5.00%.

On March 28, 2013, the Company paid $5.3 million on a loan with GE Franchise Finance Commercial LLC, using funds from the revolving credit facility with Great Western Bank, in exchange for the release of three Masters Inn properties. One of these properties, a Masters Inn in Tuscaloosa, Alabama, was subsequently sold on May 1, 2013 for $1.8 million.

At March 31, 2013, the Company had long-term debt of $91.4 million associated with assets held for use, consisting of notes and mortgages payable, with a weighted average term to maturity of 4.0 years and a weighted average interest rate of 5.7%. The weighted average fixed rate was 5.9%, and the weighted average variable rate was 3.9%. Debt held on properties in continuing operations is classified as held for use. Debt is classified as held for sale if the properties collateralizing it are included in discontinued operations. Debt associated with assets held for sale is classified as a short-term liability due within the next year irrespective of whether the notes and mortgages evidencing such debt mature within the next year. Aggregate annual principal payments on debt associated with assets held for use for the remainder of 2013 and thereafter, and debt associated with assets held for sale, are as follows (in thousands):

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$39,977	$2,550	$42,527
2014	—	10,559	10,559
2015	—	19,971	19,971
2016	—	5,412	5,412
2017	—	43,641	43,641
Thereafter	—	9,253	9,253

	$39,977	$91,386	$131,363

At March 31, 2013, the Company had $2.6 million of principal due in 2013. This amount consists entirely of principal amortization on mortgage loans.

We are required to comply with certain financial covenants for some of our lenders. As of March 31, 2013, we were in compliance with our financial covenants. As a result, we are not in default of any of our loans.

Our credit facilities with Great Western Bank require us to maintain a loan-specific debt service coverage ratio of 1.20:1 or more. In the event the ratio is below the requirement on any measurement date, the loan agreement provides for an automatic decrease in the availability of the revolving credit facility in an amount sufficient to meet the required ratio. On March 31, 2013 the loan-specific debt service coverage ratio was 1.18:1; accordingly, the availability of our revolving credit facility was decreased from $12.5 million to $12.1 million to maintain compliance with the loan-specific debt service coverage ratio requirement of 1.20:1. The availability of our revolving credit facility is adjusted quarterly, subject to maximum availability of $12.5 million.

Note 7.	Long-Term Debt

Long-term debt consisted of the following loans payable at December 31:	2012	2011

Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008. The revolving line of credit had a limit of $20 million with interest payable monthly. On December 9, 2011, the facility was refinanced into a $12.5 million revolving credit facility and a $7.5 million mortgage loan (see below). The facility bears interest at 5.95% per annum. On February 21, 2012, the maturity was extended to June 30, 2013.	$2,451	$10,443

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 9, 2011, in the amount of $7.5 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013.	$7,296	$7,500

	2012	2011

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated May 5, 2009, in the amount of $10 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013.	$6,786	$9,244

Mortgage loan payable to Citigroup Global Markets Realty Corp. evidenced by a promissory note dated November 7, 2005, in the amount of $14.8 million. The note bears interest at 5.97% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on November 11, 2015.	$12,667	$13,030

Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007, in the amount of $7.9 million. The note bears interest at three-month LIBOR plus 2.00% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$4,572	$4,806

Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006, in the amount of $17.9 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until September 1, 2016 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$15,943	$16,343

Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007, in the amount of $15.6 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until February 1, 2017 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$12,261	$12,674

	2012	2011

Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007, in the amount of $3.4 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until March 1, 2017 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.17%.	$3,102	$3,173

Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007, in the amount of $27.8 million. On May 1, 2008, the Company converted the loan to a fixed rate equal to the seven-year weekly U.S. dollar interest rate swap plus 1.98%. Monthly installments of principal and interest are due until June 1, 2017, when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 7.69%.	$9,725	$13,562

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $2.5 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $2.0 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$1,357	$1,481

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $2.8 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $2.2 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$1,493	$1,629

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $4.2 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $3.3 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$2,270	$2,478

Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998, in the amount of $5.1 million, assumed by the Company on April 4, 2007 with a remaining principal balance of $4.0 million. The note bears interest at 7.375% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on March 1, 2020.	$2,771	$3,024

	2012	2011

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $3.4 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$3,087	$3,228

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 in the amount of $4.4 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 3.81%.	$3,977	$4,159

Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 in the amount of $2.5 million, dated January 31, 2008. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2.56% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. The rate as of December 31, 2012 was 4.37%.	$2,235	$2,363

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated June 7, 2011, in the amount of $3.1 million . The note bears interest at 6.25%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on June 15, 2016.	$2,923	$3,059

Mortgage loan payable to Morgan Stanley Mortgage Capital Holdings, LLC evidenced by a promissory note dated November 2, 2012, in the amount of $30.6 million. The note bears interest at 5.83%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on December 1, 2017.	$30,622	$—

Mortgage loan payable to Elkhorn Valley Bank and Trust evidenced by a promissory note dated October 10, 2012, in the amount of $1.2 million. The note bears interest at 5.5%. Monthly interest payments are due through maturity, with the balance of the loan payable on October 15, 2014.	$1,142	$—

Mortgage loan payable to Cantor Commercial Real Estate Lending evidenced by a promissory note dated October 12, 2012, in the amount of $6.2 million. The note bears interest at 4.25%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on November 6, 2017.	$6,141	$—

	2012	2011

Mortgage loan payable to Greenwich Capital Financial Products, Inc. ("Greenwich") evidenced by a promissory note dated November 26, 2002, in the amount of $40 million. The note bears interest at 7.50% per annum. Monthly principal and interest payments are payable through maturity on December 1, 2012, at which point the remaining principal and accrued interest are due. This note was paid off in November 2012 with proceeds from the loan with Morgan Stanley (see above).	$—	$29,406

Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 3, 2008, in the amount of $14 million. The note bears interest at 6% per annum. Principal and interest payments are due in monthly installments with the outstanding principal and interest payable in full on the maturity date. On February 21, 2012, the maturity was extended to June 30, 2013. This note was paid in full on December 27, 2012.	$—	$9,830

Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007. The note was modified on March 16, 2009 to reduce the amount available for borrowing to $9.5 million and eliminate the revolving feature. The note was sold to Fredericksburg North Investors, LLC on November 21, 2011. The note was paid in full on February 16, 2012.	$—	$2,120

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $6.8 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. This note was paid off on December 31, 2012.	$—	$6,460

Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008, in the amount of $1.1 million. The note bears interest at the 90-day London Interbank Offered Rate plus a margin of 2% (reset monthly). Monthly installments of principal and interest are due until February 1, 2018 when the remaining principal balance is due. On March 16, 2009, the note was amended to increase the interest rate by 1%. It was further amended on November 9, 2009, to increase the interest rate by an additional 0.5%. This note was paid off in December 2012.	$—	$1,050

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated September 20, 2011, in the amount of $0.96 million. The note bears interest at 5.75%. Monthly principal and interest payments are due through maturity, with the balance of the loan payable on September 15, 2013. The note was paid in July 2012.	$—	$943

	2012	2011

Mortgage loan payable to First National Bank of Omaha evidenced by a promissory note dated January 26, 2010, in the amount of $0.8 million. The note bears interest at the one month London Interbank Offered Rate plus 4.0 percentage points with a 5.0% floor. The rate as of December 31, 2011 was 5.0%. Monthly interest payments are due through maturity, with the balance of the loan due on the maturity date. On March 1, 2012, the maturity of the note was extended to May 1, 2012. The note was paid in full in April of 2012.	$—	$840

Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated November 9, 2011, in the amount of $5.0 million. The note bears interest at 5.75%. Monthly interest payments are due through maturity, with the balance of the loan payable on June 1, 2012. The loan was paid in full on February 3, 2012.	$—	$3,000

Total Debt	$132,821	$165,845

The long-term debt is secured by 82 and 100 of the Company's hotel properties, as of December 31, 2012 and 2011, respectively. The Company's debt agreements contain requirements as to the maintenance of minimum levels of debt service and fixed charge coverage and required loan-to-value and leverage ratios, and place certain restrictions on dividends.

Financial Covenants

The key financial covenants for certain of our loan agreements and compliance calculations as of December 31, 2012 are discussed below (each such covenant is calculated pursuant to the applicable loan agreement). As of December 31, 2012, we were in compliance with the financial covenants. As a result, we are not in default of any of our loans. The interest expense amounts in the following calculations were adjusted to reflect the current allocation of interest between continuing and discontinued operations. This change does not impact the compliance.

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated debt service coverage ratio calculated as follows: *	≥1.05:1
Adjusted NOI (A) / Debt service (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		29,646

Adjusted NOI per loan agreement (A)		$19,426

Interest expense per financial statements - continuing operations		5,829
Interest expense per financial statements - discontinued operations		4,231

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		4,045

Debt service per loan agreement (B)		$14,105

Consolidated debt service coverage ratio		1.38:1

*	Calculations based on prior four quarters

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Loan-specific debt service coverage ratio calculated as follows: *	≥ 1.20:1
Adjusted NOI (A) / Debt service (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		13,039

Adjusted NOI per loan agreement (A)		$2,819

Interest expense per financial statements - continuing operations		5,829
Interest expense per financial statements - discontinued operations		4,231

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		(7,778)

Debt service per loan agreement (B)		$2,282

Loan-specific debt service coverage ratio		1.24:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated loan to value ratio calculated as follows:	≤ 70.0%
Loan balance (A) / Value (B)
Loan balance (A)		$132,821
Value (B)		$262,891

Consolidated loan to value ratio		50.5%

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Loan-specific loan to value ratio calculated as follows: *	≤ 70.0%
Loan balance (A) / Value (B)
Loan balance (A)		$16,533
Value (B)		$40,091

Loan-specific loan to value ratio		41.2%

(dollars in thousands)	December 31, 2012	December 31, 2012
Great Western Bank Covenants	Requirement	Calculation
Consolidated leverage ratio calculated as follows:	≤ 4.25
Total liabilities (A) / Tangible net worth (B)
Total liabilities per financial statements and loan agreement (A)		$157,534

Total assets per financial statements		201,847
Total liabilities per financial statements		157,534

Tangible net worth per loan agreement (B)		$44,313

Consolidated Leverage Ratio:		3.56

The Great Western Bank credit facilities also require that we not pay dividends in excess of 75% of our funds from operations per year. The credit facilities with Great Western Bank currently consist of a $12.5 million revolving credit facility and term loans in the original principal amount of $10 million and $7.5 million. The credit facilities provide for $12.5 million of availability under the revolving credit facility, subject to the limitation that the loans available to us through the revolving credit facility and term loans may not exceed the lesser of (a) an amount equal to 70% of the total appraised value of the hotels securing the credit facilities and (b) an amount that would result in a loan-specific debt service coverage ratio of less than 1.20 to 1. At December 31, 2012, the credit facilities remained fully available to the Company, and the outstanding balance under the revolving credit facility was $2.5 million.

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation
Loan-specific fixed charge coverage ratio calculated as follows: *	≥ 1.00:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		17,142

Adjusted EBITDA per loan agreement (A)		$6,922

Interest expense per financial statements - continuing operations		5,829
Interest expense per financial statements - discontinued operations		4,231

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		(4,313)
Fixed charges per loan agreement (B)		$5,747

Loan-specific fixed charge coverage ratio		1.20:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation
Loan-specific loan to value ratio calculated as follows:	≤ 80%
Loan balance (A) / Value (B)
Loan balance (A)		$54,902

Value (B)		$72,130

Loan-specific loan to value ratio		76.1%

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation

Before dividend consolidated fixed charge coverage ratio calculated as follows: *	≥ 1.10:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		25,186

Adjusted EBITDA per loan agreement (A)		$14,966

Interest expense per financial statements - continuing operations		5,829
Interest expense per financial statements - discontinued operations		4,231

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		2,995
Fixed charges per loan agreement (B)		$13,055

Before dividend consolidated fixed charge coverage ratio		1.15:1

*	Calculations based on prior four quarters

	December 31,	December 31,
(dollars in thousands)	2012	2012
GE Covenants	Requirement	Calculation

After dividend consolidated fixed charge coverage ratio calculated as follows: *	≥ 0.90:1
Adjusted EBITDA (A) / Fixed charges (B)
Net loss per financial statements		(10,220)
Net adjustments per loan agreement		25,186

Adjusted EBITDA per loan agreement (A)		$14,966

Interest expense per financial statements - continuing operations		5,829
Interest expense per financial statements - discontinued operations		4,231

Total interest expense per financial statements		$10,060

Net adjustments per loan agreement		6,164
Fixed charges per loan agreement (B)		$16,224

After dividend consolidated fixed charge coverage ratio		0.92:1

*	Calculations based on prior four quarters

The financial covenants under our loan facilities with GE Franchise Finance Commercial LLC ("GE") require that, through the term of the loans, we maintain: (a) a minimum before dividend fixed charge coverage ratio (FCCR) with respect to our GE encumbered properties (based on a rolling 12-month period) of 1.00:1 as of December 31, 2012, which requirement increases quarterly thereafter to 1.30:1 as of December 31, 2015; (b) a maximum loan to value ratio with respect to our GE-encumbered properties of 80% as of December 31, 2012, which requirement decreases quarterly thereafter to 60% as of December 31, 2015; (c) a minimum before dividend consolidated FCCR (based on a rolling 12-month period) of 1.10:1 as of December 31, 2012, which requirement increases quarterly thereafter to 1.30:1 as of December 31, 2014; and (d) a minimum after dividend consolidated FCCR (based on a rolling 12-month period) of 0.90:1 as of December 31, 2012, which requirement increases quarterly thereafter to 1.00:1 as of December 31, 2013.

If we fail to pay our indebtedness when due, fail to comply with covenants or otherwise default on our loans, unless waived, we could incur higher interest rates during the period of such loan defaults, be required to immediately pay our indebtedness and ultimately lose our hotels through lender foreclosure if we are unable to obtain alternative sources of financing with acceptable terms. Our Great Western Bank and GE facilities contain cross-default provisions which would allow Great Western Bank and GE to declare a default and accelerate our indebtedness to them if we default on our other loans, and such default would permit that lender to accelerate our indebtedness under any such loan. We are not in default of any of our loans.

At December 31, 2012, we had long-term debt of $89.5 million associated with assets held for use, consisting of notes and mortgages payable, with a weighted average term to maturity of 4.1 years and a weighted average interest rate of 5.8%. The weighted average fixed rate was 6.1%, and the weighted average variable rate was 4.3%. Debt held on properties in continuing operations is classified as held for use. Debt is classified as held for sale if the properties collateralizing it are included in discontinued operations. Debt associated with assets held for sale is classified as a short-term liability due within the next year irrespective of whether the notes and mortgages evidencing such debt mature within the next year. Aggregate annual principal payments on debt associated with assets held for use for the next five years and thereafter, and debt associated with assets held for sale, are as follows:

	2012
	Held For Sale	Held For Use	TOTAL
2013	$43,312	$13,066	$56,378
2014	—	3,301	3,301
2015	—	14,939	14,939
2016	—	5,538	5,538
2017	—	43,286	43,286
Thereafter	—	9,379	9,379

	$43,312	$89,509	$132,821

At December 31, 2012, we had $56.6 million of principal due in 2013. Of this amount, $19.9 million of the principal due is associated with either assets held for use or assets held for sale, and matures in 2013 pursuant to the notes and mortgages evidencing such debt. The remaining $36.7 million is associated with assets held for sale and is not contractually due in 2013 unless the related assets are sold. The maturities comprising the $19.7 million consist of:

•	a $7.3 million balance on a term loan with Great Western Bank;

•	a $6.8 million balance on a term loan with Great Western Bank;

•	a $2.4 million balance on a revolving line of credit with Great Western Bank; and

•	approximately $3.4 million of principal amortization on mortgage loans.

We believe the debt with Great Western Bank will be refinanced with Great Western Bank on acceptable terms.

The carrying value and estimated fair value of the Company's debt, as of December 31, 2012, are presented in the table below:

	Carrying Value		Estimated Fair Value
	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Continuing operations	$89,509	$87,460	$93,816	$88,359
Discontinued operations	43,312	78,385	45,343	80,087

Total	$132,821	$165,845	$139,159	$168,446

The fair values were estimated by discounting future cash payments to be made at rates that approximate rates currently offered for loans with similar maturities.